Derivative Financial Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities

Note 10. Derivative Financial Instruments and Hedging Activities

Cash Flow Hedges: The Company is exposed to certain risks relating to its ongoing business operations. The primary risk related to cash flows, partially managed by using derivative instruments, is foreign currency exchange rate risk. Forward contracts on various foreign currencies are entered into to manage the foreign currency exchange rate risk on the collection of receivables denominated in foreign currencies. These derivatives typically require the exchange of a foreign currency for U.S. dollars at a fixed rate at a future date.

To protect against the reduction in value of forecasted foreign currency cash flows resulting from export sales, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its receivables denominated in foreign currencies with forward contracts. When the U.S. dollar weakens against foreign currencies, decreased foreign currency payments are offset by gains in the value of the forward contracts. Conversely, when the U.S. dollar strengthens against foreign currencies, increased foreign currency payments are offset by losses in the value of the forward contracts.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings. The Company generally hedges its exposure to the variability in future cash flows for a maximum of 12 to 18 months.

The ineffective portion of cash flow hedges, which is the remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, or hedge components excluded from the assessment of effectiveness, is recognized immediately during the current period as a component of selling, general and administrative expenses in the Company’s consolidated statement of income.

A net amount of $0.1 million recorded as loss in accumulated other comprehensive income is expected to be reclassified to earnings within the next 12 months. The Company had forward foreign exchange contracts with a gross notional value of $11.3 million and $5.2 million as of July 29, 2017 and October 29, 2016, respectively, designated as cash flow hedges.

Note 12. Derivative Financial Instruments and Hedging Activities

Cash Flow Hedges: The Company is exposed to certain risks relating to its ongoing business operations. The primary risk related to cash flows, partially managed by using derivative instruments, is foreign currency exchange rate risk. Forward contracts on various foreign currencies are entered into to manage the foreign currency exchange rate risk on the collection of receivables denominated in foreign currencies. These derivatives typically require the exchange of a foreign currency for U.S. dollars at a fixed rate at a future date.

To protect against the reduction in value of forecasted foreign currency cash flows resulting from export sales, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its receivables denominated in foreign currencies with forward contracts. When the U.S. dollar weakens against foreign currencies, decreased foreign currency payments are offset by gains in the value of the forward contracts. Conversely, when the U.S. dollar strengthens against foreign currencies, increased foreign currency payments are offset by losses in the value of the forward contracts.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings. The Company generally hedges its exposure to the variability in future cash flows for a maximum of 12 to 18 months.

The ineffective portion of cash flow hedges, which is the remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, or hedge components excluded from the assessment of effectiveness, is recognized in earnings immediately during the current period as a component of selling, general and administrative expenses in the Company’s consolidated statements of operations.

A net amount of $39 currently reported in accumulated other comprehensive income is expected to be reclassified to earnings within the next 12 months. The Company had forward foreign exchange contracts with a gross notional value of $5,198 and $5,669 as of October 29, 2016 and October 31, 2015, respectively, designated as cash flow hedges.